Financial Risk Management and Fair Values of Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management and Fair Values of Financial Instruments [Line Items]
Realized and unrealized losses	$ (157,837)	$ (5,877)	$ (119,293)
Equity interest	1.00%
Profit before income tax	$ 19	969	557,626
Other comprehensive income	$ 1,328	2,238	0
Interest rates	1.00%
Increase or decrease percentage rete	1.00%
Borrowings	$ 9,031,195	5,492,681
Written-off financial assets	0	0	0
Floating Rate [Member]
Financial Risk Management and Fair Values of Financial Instruments [Line Items]
Borrowings	$ 101,071	$ 130,099	$ 79,556